Trade Receivables, Other Receivables and Prepayments (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Trade Receivables, Other Receivables and Prepayments [Abstract]
Advance payment	$ 5,750,000
Investment received	(900,000)
Final instalment amount	1,431,925
Prepayment	$ 37,054